Other current liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Other Current Liabilities [Abstract]
Summary of other current liabilities

Other current liabilities consist of the following:

	As of
	June 30, 2026	December 31, 2025
	(Euros in thousands)
Accrual for vacation and overtime	2,810	1,707
Payroll tax	834	2,318
Income tax liability	31	32
Other liabilities	1,989	1,550
Total	5,664	5,607